DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	9 Months Ended
Sep. 30, 2017
Financial Instruments And Risk Management Tables [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table summarizes the notional amounts for hedged items, when transactions are designated as hedge accounting:
	September 30,	December 31,
	2017	2016

	(U.S. $ in millions)

Cross-currency swap - cash flow hedge	$588	$588
Cross-currency swap - net investment hedge	1,000	-
Interest rate swap - fair value hedge	500	500

The following table summarizes the classification and fair values of derivative instruments:
	Fair value
	Designated as hedging instruments		Not designated as hedging instruments
	September 30,2017	December 31,2016	September 30,2017	December 31,2016

Reported under	(U.S. $ in millions)

Asset derivatives:
Other current assets:
Option and forward contracts	$-	$-	$25	$10
Other non-current assets:
Cross-currency swaps - cash flow hedge	37	88	-	-

Liability derivatives:
Other current liabilities:
Option and forward contracts	-	-	(15)	(17)
Other taxes and long-term liabilities:
Cross-currency swaps - net investment hedge	(79)		-	-
Senior notes and loans:
Interest rate swaps - fair value hedge	*	(2)	-	-

* Represents an amount less than $0.5 million